DISCONTINUED OPERATION - Balance Sheet (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Dec. 31, 2021
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Total current assets		$ 39,113
Current liabilities
Current liabilities of discontinued operations		88,720
Non-current liabilities
TOTAL LIABILITIES	$ 11,713
Discontinued operations disposed by sale
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents		31,941
Term deposits		215
Account receivable		18
Prepaid expenses and other current assets		6,939
Total current assets		39,113
Disposal Group, Including Discontinued Operation, Assets, Noncurrent [Abstract]
Restricted cash		993
Property and equipment, net		32,983
Goodwill		22,925
Intangible assets, net		1,638
Deferred tax assets		15,141
Other non-current assets		4,480
Operating lease right-of-use assets		49,133
TOTAL ASSETS		166,406
Current liabilities
Prepayments from customers, current portion		1,490
Accrued expenses and other current payables		39,971
income tax payable		19,423
Amount due to continuing operation		30,392
Operating lease liabilities, current portion		8,271
Deferred revenue, current portion		19,565
Current liabilities of discontinued operations		119,112
Non-current liabilities
Prepayments from customers, non-current portion		540
Other non-current liabilities		2,070
Deferred income tax liabilities		13
Operating lease liabilities, non-current portion		46,982
TOTAL LIABILITIES		$ 168,717